Schedule II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule II - Condensed Financial Information of Registrant
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
BALANCE SHEETS
As at December 31, 2025 and 2024

	As at December 31, 2025	As at December 31, 2024

	($ in millions)
ASSETS
Fixed income securities (trading)	$48.4	$44.3
Cash and cash equivalents	325.7	43.5
Investments in subsidiaries (1)	3,505.0	3,361.3
Intercompany funds due from affiliates	7.4	20.6
Right-of-use operating lease assets	0.4	1.0
Other receivables	—	275.0
Other assets	77.6	44.7
Total assets	$3,964.5	$3,790.4
LIABILITIES
Accrued expenses and other payables	$37.2	$20.7
Intercompany funds due to affiliates	5.0	96.9
Long-term debt	296.8	300.0
Operating lease liabilities	0.4	0.9
Total liabilities	$339.4	$418.5

SHAREHOLDERS’ EQUITY
Ordinary shares	$0.1	$0.6
Preference shares	700.1	970.5
Additional paid in capital	803.4	761.2
Retained earnings	2,319.8	2,029.7
Accumulated other comprehensive income, net of taxes:
Unrealized (loss) on investments	(61.3)	(198.2)
(Loss) on derivatives	(0.2)	(5.3)
Cumulative (losses) on foreign currency translation adjustments	(136.8)	(186.6)
Total accumulated other comprehensive (loss)	(198.3)	(390.1)
Total shareholders’ equity	3,625.1	3,371.9
Total liabilities and shareholders’ equity	$3,964.5	$3,790.4
____________________
(1)    The Company’s investment in subsidiaries is accounted for under the equity method and adjustments to the carrying value of these investments are made based on the Company’s share of capital, including share of income and expenses. Changes in the value were recognized in “equity in net earnings of subsidiaries and other investments, equity method” in the statement of operations.
ASPEN INSURANCE HOLDINGS LIMITED
SCHEDULE II  - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (CONTINUED)
STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
For the Twelve Months Ended December 31, 2025, 2024 and 2023

	Twelve Months Ended December 31, 2025	Twelve Months Ended December 31, 2024	Twelve Months Ended December 31, 2023

	($ in millions)
Operating Activities:
Equity in net earnings of subsidiaries and other investments, equity method	$(47.9)	$108.9	$304.7
Dividend income	421.2	511.4	364.4
Net realized and unrealized investment gains	1.9	0.5	1.1
Other income	10.6	4.3	3.2
Total revenues	$385.8	$625.1	$673.4
Expenses:
General, administrative and corporate expenses	$(46.0)	$(109.5)	$(121.3)
Interest expense	(18.6)	(21.1)	(15.6)
Other expense	(3.0)	(3.9)	(1.8)
Income from operations before income taxes	318.2	490.6	534.7
Income tax expense	22.0	(4.5)	—
Net income	$340.2	$486.1	$534.7

Other comprehensive income, net of taxes:
Change in unrealized gains on investments	$136.9	$29.4	$105.6
Net change from current period hedged transactions	5.1	(5.1)	(14.0)
Change in foreign currency translation adjustment	49.8	(14.1)	14.4
Other comprehensive income, net of tax	191.8	10.2	106.0
Comprehensive Income	$532.0	$496.3	$640.7
ASPEN INSURANCE HOLDINGS LIMITED
SCHEDULE II  - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (CONTINUED)
STATEMENTS OF CASH FLOWS
For the Twelve Months Ended December 31, 2025, 2024 and 2023

	Twelve Months Ended December 31, 2025	Twelve Months Ended December 31, 2024	Twelve Months Ended December 31, 2023

	($ in millions)
Cash flows from operating activities:
Net income (excluding equity in net earnings of subsidiaries)	$388.1	$377.2	$230.0
Adjustments:
Realized and unrealized investment (gains)	(1.9)	(0.4)	(14.8)
Loss on derivative contracts	—	—	14.0
Deferred tax (benefit)	(4.2)	—	—
Depreciation and amortization	6.3	0.7	0.5
Interest on operating lease liabilities	—	0.1	0.1
Share-based compensation	41.7	—	—
Change in other receivables	275.0	—	—
Change in other assets	(28.7)	(39.0)	0.3
Change in accrued expenses and other payables	17.9	(7.1)	5.5
Change in intercompany activities	(78.8)	(64.1)	(38.4)
Change in operating lease liabilities	(0.5)	(0.5)	(0.5)
Net cash provided by operating activities	$614.9	$266.9	$196.7

Cash flows from investing activities:
(Purchases) of fixed income securities, trading	$(16.8)	$(11.3)	$(8.1)
Proceeds from sales and maturities of fixed securities, trading	14.5	10.3	6.4
Investment in subsidiaries	(9.9)	42.0	(105.7)
Net cash (used in)/provided by investing activities	$(12.2)	$41.0	$(107.4)

Cash flows from financing activities:
Repayment of short-term debt	$—	$—	$(300.0)
Proceeds from term loan facility	—	—	300.0
Repayment of term loan facility	(300.0)	—	—
Redemption of preference shares	(275.0)	(275.0)	—
Preference share issuance	300.0	217.0	—
Dividends paid on ordinary shares	—	(195.0)	(40.3)
Dividends paid on preference shares	(45.5)	(54.9)	(49.9)
Net cash (used in) financing activities	$(320.5)	$(307.9)	$(90.2)

Increase in cash and cash equivalents	282.2	—	(0.9)
Cash and cash equivalents — beginning of period	43.5	43.5	44.4
Cash and cash equivalents — end of period	$325.7	$43.5	$43.5